Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02119-3600

617-951-7000

f 617-951-7050

Rajib Chanda 202-508 4671 rajib.chanda@ropesgray.com

February 2, 2012

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pyxis Funds Trust II
(File Nos. 033-51308 and 811-07142)

Ladies and Gentlemen:

On behalf of Pyxis Funds II, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Statement of Additional Information for Pyxis Alpha Trend Strategies Fund, Pyxis Alternative Income Fund, Pyxis Energy and Materials Fund, Pyxis Trend Following Fund, Pyxis U.S. Equity Fund, Pyxis Core America Equity Fund, Pyxis Dividend Equity Fund, Pyxis Premier Growth Equity Fund, Pyxis Small-Cap Equity Fund, Pyxis Global Equity Fund, Pyxis International Equity Fund, Pyxis Fixed Income Fund, Pyxis Government Securities Fund, Pyxis Short-Term Government Fund, Pyxis Tax-Exempt Fund, Pyxis Total Return Fund and Pyxis Money Market Fund II (collectively, the “Funds”), which would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 87 to the Trust’s Registration Statement under the Securities Act and Amendment 89 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 87/89”), as filed electronically with the Commission on January 27, 2012. We further represent that the form of the Prospectus for the Funds, which would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 88 to the Trust’s Registration Statement under the Securities Act and Amendment 90 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 88/90”), as filed electronically with the Commission on January 30, 2012. Amendment No. 87/89 and Amendment No. 88/90 became effective on February 1, 2012.

- 2 -	February 2, 2012

If you have any questions or need any clarification concerning the foregoing or this transmission, please contact the undersigned at 202-508-4671.

Sincerely,

/s/ Rajib Chanda

Rajib Chanda

cc:	Ethan Powell, Pyxis Capital, L.P.
Brian Mitts, Pyxis Capital, L.P.